INVENTORIES (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Jun. 30, 2018
Inventory [Line Items]
Raw materials	$ 15,250	$ 19,047
Work in progress	10,514	26,425
Finished goods	9,804	12,602
Inventories	$ 35,568	$ 58,074